SHARE CAPITAL (Detail) - USD ($)	Jun. 30, 2016	Feb. 02, 2016	Dec. 31, 2015
Authorized Share Capital [Abstract]
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common Stock Value Authorized	$ 156,386,506	$ 500,000,000	$ 1,000,000,000
Ordinary shares issued	$ 156,387,000		$ 781,938,000
Ordinary shares issued (in shares)	198,375,854		112,342,989
Common Stock, Value, Outstanding		$ 156,386,506	$ 781,937,649
reverse acquisition [Member]
Common Stock, Value, Outstanding			$ 156,386,506